Research Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Research Agreements
Research Agreements

14. Research Agreements

The Company entered into a Letter of Intent with Nordic on September 3, 2010, pursuant to which it funded preparatory work by Nordic in respect of a Phase 3 clinical study of BA058 Injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011.  On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the “Work Statement”) under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the “Clinical Study”) of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. Dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement provides for a total of 33.9 million of euro-denominated payments and 4.9 million of U.S. Dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, Nordic agreed to purchase the equivalent of €0.4 million of Series A-5 Preferred Stock at $8.142 per share. 64,430 shares of Series A-5 were issued to Nordic on May 17, 2011, which generated proceeds of $0.5 million to the Company.  These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5 through a reverse stock split.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, having an aggregate value of up to €36.8 million (the “Series A-5 Accruing Dividend”). This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company’s amended Articles of Incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last Business Day of each calendar quarter (each, an “Accrual Date”), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36.8 million minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study.  To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36.8 million to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays’ in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the fair market value as of the applicable Accrual Date, and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company’s Board of Directors, who are required to do so upon Nordic’s request, or upon an event of sale. As of June 30, 2011, 57,987 shares of Series A-6 are due to Nordic.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company’s Balance Sheet. As of June 30, 2011, the fair value of the liability was $3.4 million based upon the fair value of the Series A-6 as determined using PWERM. Changes in the value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded $10.6 million and $11.4 million in the three- and six-month periods ended June 30, 2011 reflecting costs incurred for preparatory and other start-up costs to initiate the Clinical Study in April 2011. The Company recorded an additional $0.5 million of research and development expense in the six-month period ended June 30, 2011 for per patient costs incurred for patients that had enrolled in the Clinical Study as of June 30, 2011.  As of June 30, 2011, in addition to the $3.4 million liability that is reflected in Other Liabilities on the Balance Sheet that will be settled in shares of Series A-6, as noted above, the Company has a liability to Nordic of approximately $1.6 million that is included in accrued expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study.  Pass through costs are expensed as incurred or upon delivery.  The Company recognized research and development expense of $1.8 million and $2.4 million for pass through costs in the three- and six-month periods ended June 30, 2011.

12. Research Agreements

        In March 2004, the Company entered into a Laboratory Services and Confidentiality Agreement with Charles River Laboratories, Inc. ("CRLI") and amended this agreement on November 7, 2008. The Company has entered into a series of letter agreements with CRLI pursuant to this Laboratory Services and Confidentiality Agreement, covering the performance of certain testing and analytical services concerning the Company's product candidates. For the years ended December 31, 2009 and 2010, the Company incurred approximately $204 and $528 of costs, which were expensed as research and development costs, respectively.

        On November 3, 2006, the Company entered into a master clinical services agreement with MDS Pharma Services, Inc. (MDS) whereby the Company agreed to sponsor a study conducted by MDS to evaluate the effects of the Company's bone growth drug (BA058) in the treatment of postmenopausal women with osteoporosis. The expected duration of the study was from September 2006 through March 2009. During 2009 the agreement was assigned by MDS to INC Research, Inc. Total estimated costs to be incurred under this agreement are $9,500. For the years ended December 31, 2009 and 2010, the Company incurred approximately $1,700 and $12 of costs, which were expensed as research and development costs, respectively.

        In October 2007, the Company entered into a Development and Manufacturing Services Agreement with LONZA Sales Ltd. on behalf of itself and its affiliates (collectively, Lonza). The Company and Lonza have entered into a series of Work Orders pursuant to the Development and Manufacturing Services Agreement pursuant to which Lonza has performed pharmaceutical development and manufacturing services for the Company's BA058 product. For the years ended December 31, 2009 and 2010, the Company incurred approximately $26 and $974 of costs, which were expensed as research and development costs, respectively.

        On December 4, 2008, the Company entered into a Feasibility Agreement with 3M Company and 3M Innovative Properties Company (collectively 3M) whereby 3M assessed the feasibility of developing a BA058 microneedle patch product and supplying the product for preclinical studies in an animal model. On June 19, 2009, upon completion of the feasibility study, the Company entered into a Development and Clinical Supplies Agreement with 3M for the further development of a BA058 microneedle patch product and the supply of such product for certain clinical studies. Total payments to 3M for work performed under both the Feasibility Agreement and the Development and Clinical Supplies Agreement were approximately $2,400 and $313 in the years ended December 31, 2009 and 2010, respectively. These costs were expensed as incurred to research and development.

        In September 2010, the Company entered into a Letter of Intent with Nordic Bioscience Clinical Development VII A/S ("Nordic") on, pursuant to which the Company funded preparatory work by Nordic in respect of a Phase III clinical study of BA058 for injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011. Pursuant to the Letter of Intent and the two extensions, Radius funded an aggregate $1,500 of preparatory work by Nordic during 2010 and funded and additional $750 of preparatory work by Nordic during 2011. On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to Work Statement NB-1, Nordic is managing the Phase III clinical study of BA058 for Injection. Pursuant to the Stock Issuance Agreement, Nordic will purchase the equivalent of €372 of Radius' Series A-5 Preferred Stock at a price per share equal to $8.142. The Stock Issuance Agreement provides that Nordic will receive additional shares of capital stock, which shall initially be in the form of the Company's Series A-6 Preferred Stock, at certain times during the performance of the Phase III clinical study that is the subject of Work Statement NB-1.